Segment Reporting (Details) - Segment	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Line Items]
Operating Segment	1
Reportable Segment	1
Geographic Concentration Risk [Member] | HONG KONG | Revenue Benchmark [Member]
Segment Reporting [Line Items]
Revenue percentage	90.00%	90.00%